Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing, long-term leases and other agreements:

Year ending December 31	Sourcing	Leases	Other	Total
2019	14,721	5,448	7,990	28,159
2020	13,353	5,524	2,214	21,091
2021	11,112	4,696	1,634	17,442
2022	—	4,317	727	5,044
2023	—	3,609	719	4,328
2024 & thereafter	—	3,583	719	4,302
Total commitments	39,186	27,177	14,003	80,366

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2018	December 31, 2017
Commitments to extend credit	445,215	602,740
Documentary and commercial letters of credit	561	1,263
Total unfunded commitments to extend credit	445,776	604,003

Summary of credit-related arrangements
The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2018			December 31, 2017
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	245,156	237,051	8,105	186,408	178,158	8,250
Letters of guarantee	2,685	2,599	86	5,337	5,251	86
Total	247,841	239,650	8,191	191,745	183,409	8,336